UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
12/31/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (85.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (14.9%)

Government National Mortgage Association Pass-Through Certificates
6s, January 15, 2029			$2	$3
5s, TBA, January 1, 2046			4,000,000	4,332,500
4.687s, June 20, 2045			141,655	154,874
4.674s, April 20, 2065			1,616,213	1,765,336
4.667s, May 20, 2045			1,952,958	2,132,627
4.656s, May 20, 2045			3,074,075	3,355,624
4.655s, May 20, 2045			1,902,654	2,078,820
4.654s, June 20, 2045			1,387,055	1,515,408
4.634s, June 20, 2045			1,388,502	1,514,966
4.598s, May 20, 2045			3,174,626	3,457,050
4.554s, May 20, 2045			688,190	748,961
4.524s, June 20, 2065			319,964	346,989
4.516s, June 20, 2045			298,377	323,407
4 1/2s, with due dates from December 20, 2040 to January 20, 2045			1,213,349	1,318,503
4 1/2s, TBA, January 1, 2046			4,000,000	4,297,500
4.491s, September 20, 2065			1,123,984	1,219,034
4.489s, October 20, 2065			1,594,569	1,729,629
4.484s, December 20, 2045			846,000	929,162
4.468s, May 20, 2065			609,331	658,277
4.413s, June 20, 2065			148,705	160,479
4s, with due dates from July 20, 2044 to August 20, 2045			8,891,976	9,536,402
3 1/2s, with due dates from January 20, 2045 to August 20, 2045			24,938,751	26,093,430
3s, TBA, January 1, 2046			7,000,000	7,091,328

				74,760,309
U.S. Government Agency Mortgage Obligations (70.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, October 1, 2029			407,324	475,525
6s, September 1, 2021			4,639	5,004
5 1/2s, with due dates from July 1, 2019 to August 1, 2019			89,680	94,852
4 1/2s, with due dates from January 1, 2037 to June 1, 2037			313,234	340,114
4s, August 1, 2044			2,112,256	2,243,529
3 1/2s, August 1, 2043			852,128	881,653
3s, March 1, 2043			783,505	784,576

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from July 1, 2016 to February 1, 2017			4,493	4,583
6s, with due dates from February 1, 2036 to May 1, 2041			3,125,707	3,528,279
6s, with due dates from July 1, 2016 to August 1, 2022			556,141	599,903
6s, TBA, January 1, 2046			2,000,000	2,260,312
5 1/2s, with due dates from February 1, 2035 to January 1, 2038			5,003,152	5,594,813
5 1/2s, with due dates from September 1, 2017 to February 1, 2021			155,857	165,321
5 1/2s, TBA, January 1, 2046			5,000,000	5,570,313
5s, March 1, 2021			10,150	10,762
4 1/2s, with due dates from March 1, 2039 to December 10, 2045(FWC)			8,909,745	9,663,813
4 1/2s, TBA, January 1, 2046			18,000,000	19,440,000
4s, with due dates from July 1, 2042 to November 1, 2045			40,894,586	43,517,729
4s, with due dates from May 1, 2019 to September 1, 2020			42,876	44,719
3 1/2s, with due dates from March 1, 2043 to October 1, 2045			13,452,033	13,929,324
3 1/2s, TBA, February 1, 2046			19,000,000	19,561,920
3 1/2s, TBA, January 1, 2046			19,000,000	19,598,204
3s, with due dates from December 1, 2042 to May 1, 2045			39,920,948	40,000,059
3s, TBA, February 1, 2046			71,000,000	70,841,911
3s, TBA, January 1, 2046			94,000,000	93,977,971
3s, March 1, 2043			56,767	57,086

				353,192,275

Total U.S. government and agency mortgage obligations (cost $429,839,953)				$427,952,584

U.S. TREASURY OBLIGATIONS (29.2%)(a)
			Principal amount	Value

U.S. Treasury Bonds
7 1/8s, February 15, 2023			$12,085,000	$16,136,071
6 1/4s, August 15, 2023			17,682,000	22,823,595
4 1/2s, August 15, 2039(SEGSF)(SEGCCS)			42,774,000	54,764,087

U.S. Treasury Notes 0 5/8s, May 31, 2017(SEGSF)			52,927,000	52,691,570

Total U.S. treasury obligations (cost $140,323,592)				$146,415,323

MORTGAGE-BACKED SECURITIES (24.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (24.2%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.463s, 2037			$311,122	$488,368
IFB Ser. 2976, Class LC, 23.208s, 2035			106,412	161,332
IFB Ser. 2979, Class AS, 23.062s, 2034			28,831	32,299
IFB Ser. 3072, Class SM, 22.585s, 2035			302,805	456,388
IFB Ser. 3072, Class SB, 22.438s, 2035			246,646	371,474
IFB Ser. 3249, Class PS, 21.184s, 2036			142,957	207,217
IFB Ser. 3065, Class DC, 18.869s, 2035			1,794,719	2,626,212
IFB Ser. 2990, Class LB, 16.101s, 2034			400,162	524,608
IFB Ser. 3232, Class KS, IO, 5.97s, 2036			1,561,594	237,167
IFB Ser. 4136, Class ES, IO, 5.92s, 2042			3,827,262	642,712
IFB Ser. 315, Class S1, IO, 5.59s, 2043			3,918,190	990,176
Ser. 4122, Class TI, IO, 4 1/2s, 2042			3,246,076	600,524
Ser. 4018, Class DI, IO, 4 1/2s, 2041			4,671,915	749,095
Ser. 4329, Class MI, IO, 4 1/2s, 2026			6,409,755	752,826
Ser. 4500, Class GI, IO, 4s, 2045			4,762,810	857,877
Ser. 4452, Class QI, IO, 4s, 2044			4,890,269	895,531
Ser. 4116, Class MI, IO, 4s, 2042			7,333,652	1,465,264
Ser. 4019, Class JI, IO, 4s, 2041			5,534,350	850,076
Ser. 3996, Class IK, IO, 4s, 2039			6,024,370	791,769
Ser. 4165, Class AI, IO, 3 1/2s, 2043			3,185,674	553,383
Ser. 4150, IO, 3 1/2s, 2043			3,570,677	779,255
Ser. 4136, Class IQ, IO, 3 1/2s, 2042			6,859,139	984,898
Ser. 4122, Class AI, IO, 3 1/2s, 2042			4,707,297	614,589
Ser. 4199, Class CI, IO, 3 1/2s, 2037			4,758,296	503,428
Ser. 304, Class C37, IO, 3 1/2s, 2027			4,384,650	464,992
Ser. 304, Class C38, IO, 3 1/2s, 2027			5,886,697	634,704
FRB Ser. 57, Class 2A1, 3.311s, 2043			1,090	1,066
Ser. 4150, Class DI, IO, 3s, 2043			5,606,624	743,754
Ser. 4141, Class PI, IO, 3s, 2042			4,515,424	525,324
Ser. 4158, Class TI, IO, 3s, 2042			10,515,441	1,313,589
Ser. 4165, Class TI, IO, 3s, 2042			11,656,631	1,371,985
Ser. 4171, Class NI, IO, 3s, 2042			7,911,977	868,339
Ser. 4183, Class MI, IO, 3s, 2042			3,696,718	436,213
Ser. 4201, Class JI, IO, 3s, 2041			7,408,034	801,007
Ser. 4215, Class EI, IO, 3s, 2032			5,432,307	673,514
Ser. 3939, Class EI, IO, 3s, 2026			5,668,855	449,712
Ser. 315, PO, zero %, 2043			12,614,056	9,866,084
Ser. 3835, Class FO, PO, zero %, 2041			7,160,351	6,248,194
Ser. 3391, PO, zero %, 2037			80,827	73,119
Ser. 3300, PO, zero %, 2037			47,484	41,188
Ser. 3210, PO, zero %, 2036			18,507	17,535
Ser. 3326, Class WF, zero %, 2035			12,595	9,811
FRB Ser. 3117, Class AF, zero %, 2036			7,850	5,979
FRB Ser. 3036, Class AS, zero %, 2035			1,452	1,227

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.37s, 2036			237,779	447,881
IFB Ser. 05-74, Class NK, 25.392s, 2035			90,782	147,076
IFB Ser. 06-8, Class HP, 23.021s, 2036			275,531	431,331
IFB Ser. 07-53, Class SP, 22.654s, 2037			357,765	557,004
IFB Ser. 08-24, Class SP, 21.737s, 2038			2,080,608	2,918,509
IFB Ser. 05-122, Class SE, 21.624s, 2035			448,877	645,979
IFB Ser. 05-75, Class GS, 18.985s, 2035			288,461	394,153
IFB Ser. 05-106, Class JC, 18.817s, 2035			462,005	695,987
IFB Ser. 05-83, Class QP, 16.298s, 2034			124,293	160,997
IFB Ser. 11-4, Class CS, 12.057s, 2040			1,053,703	1,273,084
IFB Ser. 12-76, Class DS, IO, 6.128s, 2039			5,289,820	690,584
IFB Ser. 13-103, Class SK, IO, 5.498s, 2043			2,267,885	565,343
Ser. 409, Class 82, IO, 4 1/2s, 2040			2,792,601	570,528
Ser. 418, Class C24, IO, 4s, 2043			3,326,711	714,425
Ser. 12-118, Class PI, IO, 4s, 2042			3,961,971	702,842
Ser. 12-96, Class PI, IO, 4s, 2041			3,082,967	493,182
Ser. 12-62, Class MI, IO, 4s, 2041			3,205,246	477,902
Ser. 409, Class C16, IO, 4s, 2040			5,178,887	1,032,670
Ser. 12-104, Class HI, IO, 4s, 2027			6,207,611	801,136
FRB Ser. 03-W14, Class 2A, 3.651s, 2043			1,079	1,079
FRB Ser. 03-W11, Class A1, 3.591s, 2033			45	46
Ser. 15-10, Class AI, IO, 3 1/2s, 2043			6,311,825	923,925
Ser. 418, Class C15, IO, 3 1/2s, 2043			7,387,129	1,535,599
Ser. 12-124, Class JI, IO, 3 1/2s, 2042			2,455,204	339,309
Ser. 13-22, Class PI, IO, 3 1/2s, 2042			5,366,950	948,973
Ser. 12-114, Class NI, IO, 3 1/2s, 2041			6,689,424	1,023,214
Ser. 417, Class C19, IO, 3 1/2s, 2033			4,367,298	647,714
FRB Ser. 03-W3, Class 1A4, 3.444s, 2042			1,877	1,840
FRB Ser. 04-W7, Class A2, 3.392s, 2034			522	538
Ser. 13-55, Class IK, IO, 3s, 2043			3,910,281	466,692
Ser. 13-6, Class JI, IO, 3s, 2043			10,038,517	1,187,368
Ser. 12-151, Class PI, IO, 3s, 2043			3,452,017	433,573
Ser. 13-8, Class NI, IO, 3s, 2042			5,274,536	653,157
Ser. 12-145, Class TI, IO, 3s, 2042			4,064,435	382,870
Ser. 13-35, Class IP, IO, 3s, 2042			3,040,868	314,777
Ser. 13-55, Class PI, IO, 3s, 2042			6,940,245	716,580
Ser. 13-53, Class JI, IO, 3s, 2041			4,819,798	551,240
Ser. 13-23, Class PI, IO, 3s, 2041			4,498,683	375,415
Ser. 13-30, Class IP, IO, 3s, 2041			6,517,469	581,880
Ser. 13-23, Class LI, IO, 3s, 2041			4,143,019	359,117
Ser. 14-28, Class AI, IO, 3s, 2040			4,950,033	598,645
FRB Ser. 04-W2, Class 4A, 2.837s, 2044			831	863
FRB Ser. 07-95, Class A3, 0.672s, 2036			11,444,382	10,986,607
FRB Ser. 01-50, Class B1, IO, 0.397s, 2041			6,248,155	74,353
Ser. 01-79, Class BI, IO, 0.304s, 2045			1,285,918	11,959
Ser. 08-53, Class DO, PO, zero %, 2038			225,872	204,952
Ser. 07-64, Class LO, PO, zero %, 2037			58,275	53,746
Ser. 07-44, Class CO, PO, zero %, 2037			103,288	93,311
Ser. 08-36, Class OV, PO, zero %, 2036			35,378	32,983
FRB Ser. 88-12, Class B, zero %, 2018			1,294	1,265

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.361s, 2036			4,029,664	526,838
Ser. 14-133, Class IP, IO, 5s, 2044			3,595,011	696,749
Ser. 13-51, Class QI, IO, 5s, 2043			4,783,392	905,305
Ser. 13-3, Class IT, IO, 5s, 2043			2,738,988	536,842
Ser. 13-6, Class OI, IO, 5s, 2043			1,252,998	254,622
Ser. 13-16, Class IB, IO, 5s, 2040			1,619,705	86,900
Ser. 10-35, Class UI, IO, 5s, 2040			5,046,713	975,025
Ser. 10-9, Class UI, IO, 5s, 2040			9,339,760	1,824,055
Ser. 09-121, Class UI, IO, 5s, 2039			4,905,197	945,575
Ser. 12-129, IO, 4 1/2s, 2042			4,904,099	1,130,591
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			3,069,945	419,815
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			7,959,709	1,482,814
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			2,526,067	451,156
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,733,981	310,729
Ser. 09-121, Class CI, IO, 4 1/2s, 2039			4,285,084	978,113
Ser. 11-81, Class PI, IO, 4 1/2s, 2037			2,089,215	71,535
Ser. 15-94, IO, 4s, 2045			1,116,410	279,035
Ser. 15-53, Class MI, IO, 4s, 2045			3,880,979	891,849
Ser. 15-40, IO, 4s, 2045			3,103,240	743,319
Ser. 13-165, Class IL, IO, 4s, 2043			2,044,980	350,510
Ser. 12-56, Class IB, IO, 4s, 2042			6,131,087	1,095,312
Ser. 12-47, Class CI, IO, 4s, 2042			2,686,390	484,031
Ser. 14-104, IO, 4s, 2042			5,843,354	1,051,687
Ser. 14-4, Class IK, IO, 4s, 2039			3,569,717	408,054
Ser. 11-71, Class IK, IO, 4s, 2039			4,081,634	514,808
Ser. 10-114, Class MI, IO, 4s, 2039			6,188,375	633,813
Ser. 14-182, Class BI, IO, 4s, 2039			3,734,106	631,885
Ser. 10-116, Class QI, IO, 4s, 2034			593,660	10,389
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			5,730,063	739,465
Ser. 15-168, Class IG, IO, 3 1/2s, 2043			8,025,476	1,104,498
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			3,498,976	431,424
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			3,328,010	420,561
Ser. 12-136, IO, 3 1/2s, 2042			5,869,514	1,262,239
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			2,951,713	406,333
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			3,837,782	484,328
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			2,613,291	227,356
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			2,893,046	419,145
Ser. 15-52, Class KI, IO, 3 1/2s, 2040			7,431,475	1,095,177
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			3,414,195	368,426
Ser. 14-147, Class MI, IO, 3 1/2s, 2039			11,952,907	897,424
Ser. 15-138, Class AI, IO, 3 1/2s, 2039			1,687,277	221,919
Ser. 15-99, Class TI, IO, 3 1/2s, 2039			9,088,651	1,152,350
Ser. 15-24, Class AI, IO, 3 1/2s, 2037			7,192,213	1,035,319
Ser. 14-160, Class IB, IO, 3s, 2040			7,483,463	771,545
Ser. 14-141, Class CI, IO, 3s, 2040			4,778,753	518,973
Ser. 14-44, Class IC, IO, 3s, 2028			5,843,961	577,202
Ser. 15-H20, Class CI, IO, 2.252s, 2065			15,270,761	1,842,036
FRB Ser. 15-H16, Class XI, IO, 2.225s, 2065			4,894,317	620,110
Ser. 15-H25, Class BI, IO, 2.223s, 2065			6,563,567	789,597
Ser. 15-H22, Class AI, IO, 2.15s, 2045			17,794,000	2,096,133
Ser. 15-H24, Class HI, IO, 2.017s, 2065			10,532,299	915,257
Ser. 15-H10, Class HI, IO, 2.014s, 2065			14,509,946	1,748,013
Ser. 15-H23, Class TI, IO, 1.889s, 2065			9,540,017	1,219,310
FRB Ser. 11-H07, Class FI, IO, 1.232s, 2061			34,775,983	1,814,959
Ser. 10-158, Class OP, PO, zero %, 2040			300,000	244,938
Ser. 10-151, Class KO, PO, zero %, 2037			373,341	335,290
Ser. 06-36, Class OD, PO, zero %, 2036			4,522	3,839

				121,362,529

Total mortgage-backed securities (cost $124,561,629)				$121,362,529

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.059/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.059		$77,236,400	$138,253

(2.343)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.343		77,236,400	135,936

Barclays Bank PLC

(2.25625)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.25625		78,364,800	291,517

2.04375/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.04375		78,364,800	109,711

Citibank, N.A.

2.1015/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.1015		78,364,800	211,585

(2.3635)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.3635		78,364,800	111,278

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		66,054,500	11,890

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		8,741,100	461,705

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		8,741,100	234,174

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		11,904,425	40,118

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		66,054,500	7,927

Total purchased swap options outstanding (cost $3,588,852)				$1,754,094

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/$99.63		$38,000,000	$310,612

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-16/100.22		18,000,000	140,076

Total purchased options outstanding (cost $590,938)				$450,688

SHORT-TERM INVESTMENTS (9.4%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.27%(AFF)		Shares	45,927,483	$45,927,483

U.S. Treasury Bills 0.07%, April 14, 2016(SEG)			$570,000	569,705

U.S. Treasury Bills 0.07%, April 7, 2016(SEG)			470,000	469,816

U.S. Treasury Bills 0.16%, February 11, 2016(SEG)			206,000	205,971

U.S. Treasury Bills 0.15%, January 14, 2016(SEG)			9,000	9,000

Total short-term investments (cost $47,182,251)				$47,181,975

TOTAL INVESTMENTS

Total investments (cost $746,087,215)				$745,117,193

FUTURES CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	102	$15,682,500	Mar-16	$(4,961)
U.S. Treasury Bond Ultra 30 yr (Long)	21	3,332,438	Mar-16	19,450
U.S. Treasury Note 2 yr (Long)	92	19,985,563	Mar-16	(34,683)
U.S. Treasury Note 5 yr (Long)	934	110,511,172	Mar-16	(324,060)
U.S. Treasury Note 10 yr (Short)	197	$24,803,531	Mar-16	110,420

Total				$(233,834)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/15 (premiums $4,678,473) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.201/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.201	$38,618,200	$236,343
(2.201)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.201	38,618,200	240,591
Barclays Bank PLC

(2.15)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.15	39,182,400	155,554
2.15/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.15	39,182,400	333,442
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	66,054,500	661
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	66,054,500	2,642
2.2325/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.2325	39,182,400	188,076
(2.2325)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.2325	39,182,400	305,623
Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	8,741,100	829,583
Goldman Sachs International

(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	11,904,425	119
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	132,109,000	1,321
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	6,128,000	670,311

Total			$2,964,266

WRITTEN OPTIONS OUTSTANDING at 12/31/15 (premiums $589,531) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/$98.84	$38,000,000	$166,858
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/98.05	38,000,000	88,958
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-16/98.53	36,000,000	64,116
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-16/97.69	18,000,000	8,784

Total			$328,716

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$8,784,325	$(215,242)	$(51,037)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	17,510,800	(115,781)	(74,596)
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	8,784,325	(223,201)	(79,762)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	8,784,325	(233,733)	(134,435)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	8,784,325	(245,961)	(161,403)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	35,021,500	(246,026)	(161,449)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	38,475,300	254,899	209,690
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	38,475,300	245,961	190,452
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	70,043,000	224,138	131,261
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	35,021,500	107,236	61,638
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	38,475,300	221,514	55,020
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	38,475,300	219,309	21,546

Total			$(6,887)	$6,925

TBA SALE COMMITMENTS OUTSTANDING at 12/31/15 (proceeds receivable $160,193,516) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 4s, January 1, 2046	$2,000,000		$2,112,500
Federal National Mortgage Association, 4 1/2s, January 1, 2046	3,000,000		3,240,000
Federal National Mortgage Association, 4s, January 1, 2046	32,000,000		33,855,002
Federal National Mortgage Association, 3 1/2s, January 1, 2046	19,000,000		19,598,204
Federal National Mortgage Association, 3s, January 1, 2046	94,000,000		93,977,966
Government National Mortgage Association, 4s, January 1, 2046	2,000,000		2,123,906
Government National Mortgage Association, 3 1/2s, January 1, 2046	5,000,000		5,212,500

Total			$160,120,078

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$18,039,000		$(93,933)	9/30/25	3 month USD-LIBOR-BBA	2.1575%	$(6,964)
	18,039,000		247,004	9/30/25	2.3975%	3 month USD-LIBOR-BBA	(240,569)
	18,039,000		(158,873)	9/30/25	3 month USD-LIBOR-BBA	2.2775%	128,407
	72,741,600		(426,499)	10/9/25	3 month USD-LIBOR-BBA	2.155%	(190,655)
	36,370,800		425,058	10/9/25	2.3225%	3 month USD-LIBOR-BBA	(256,303)
	36,370,800		(241,218)	10/28/25	3 month USD-LIBOR-BBA	2.055%	(500,332)
	18,185,400		231,734	10/28/25	2.235%	3 month USD-LIBOR-BBA	58,830
	72,741,600		(524,700)	10/28/25	3 month USD-LIBOR-BBA	2.0775%	(891,669)
	36,370,800		505,074	10/28/25	2.2625%	3 month USD-LIBOR-BBA	66,882
	36,370,800		(236,890)	10/29/25	3 month USD-LIBOR-BBA	2.12%	(275,530)
	18,185,400		236,170	10/29/25	2.31%	3 month USD-LIBOR-BBA	(63,922)
	54,556,200		(344,424)	10/27/25	3 month USD-LIBOR-BBA	2.07125%	(648,126)
	27,278,100		343,344	10/27/25	2.25%	3 month USD-LIBOR-BBA	44,648
	27,278,100		226,048	9/29/25	2.235%	3 month USD-LIBOR-BBA	(102,637)
	18,078,000		(238)	9/29/25	2.162%	3 month USD-LIBOR-BBA	(95,940)
	9,462,000		(125)	9/30/25	2.07%	3 month USD-LIBOR-BBA	30,873
	6,300,000		(83)	10/5/25	3 month USD-LIBOR-BBA	2.021%	(56,538)
	21,923,000		(289)	10/6/25	1.945%	3 month USD-LIBOR-BBA	351,490
	21,923,000		(289)	10/6/25	1.939%	3 month USD-LIBOR-BBA	363,639
	21,247,000		(280)	10/7/25	3 month USD-LIBOR-BBA	2.00608%	(222,295)
	16,423,900		(217)	10/28/25	2.013%	3 month USD-LIBOR-BBA	180,524
	5,455,400		(72)	10/28/25	2.044%	3 month USD-LIBOR-BBA	44,337
	36,621,200		292,486	12/2/25	2.119%	3 month USD-LIBOR-BBA	420,362
	13,988,300		(185)	12/7/25	2.1765%	3 month USD-LIBOR-BBA	(20,008)
	269,080,000	(E)	(201,151)	3/16/21	1.70%	3 month USD-LIBOR-BBA	1,010,248
	22,583,000	(E)	(21,297)	3/16/26	3 month USD-LIBOR-BBA	2.20%	(81,006)
	27,976,500		209,454	12/7/25	3 month USD-LIBOR-BBA	2.14%	154,922
	37,302,500		292,332	12/9/25	3 month USD-LIBOR-BBA	2.245%	10,094
	1,524,000		(20)	11/12/25	3 month USD-LIBOR-BBA	2.2195%	10,807
	3,184,000		(42)	11/18/25	3 month USD-LIBOR-BBA	2.128%	(5,487)
	10,949,300		(145)	11/24/25	2.09%	3 month USD-LIBOR-BBA	61,361
	12,817,400		(169)	12/1/25	3 month USD-LIBOR-BBA	2.115%	(48,813)
	13,988,300		(185)	12/7/25	2.169%	3 month USD-LIBOR-BBA	(10,328)
	7,980,000		(105)	12/9/25	3 month USD-LIBOR-BBA	2.14%	(16,983)
	7,980,000		(105)	12/9/25	3 month USD-LIBOR-BBA	2.11%	(39,050)
	4,179,000	(E)	(31,764)	3/16/46	3 month USD-LIBOR-BBA	2.65%	(20,221)
	389,309,000	(E)	404,241	3/16/18	1.20%	3 month USD-LIBOR-BBA	1,101,103
	7,299,520		(96)	12/23/25	3 month USD-LIBOR-BBA	2.1275%	(32,065)
	21,972,700		(290)	12/30/25	3 month USD-LIBOR-BBA	2.195%	32,086
	25,781,800		(97)	1/4/18	3 month USD-LIBOR-BBA	1.1875%	4,853
	10,560,700		(99)	1/4/21	1.7735%	3 month USD-LIBOR-BBA	(26,131)
	27,894,800		(105)	1/4/18	3 month USD-LIBOR-BBA	1.18997%	6,618
	25,781,800		(97)	1/4/18	3 month USD-LIBOR-BBA	1.1845%	3,307
	10,560,700		(99)	1/4/21	1.776%	3 month USD-LIBOR-BBA	(27,409)
	10,560,700		(99)	1/4/21	1.779%	3 month USD-LIBOR-BBA	(28,941)
	53,676,600		(201)	1/4/18	3 month USD-LIBOR-BBA	1.1895%	12,198
	25,781,800		(97)	1/4/18	3 month USD-LIBOR-BBA	1.1825%	2,301
	10,560,700		(99)	1/4/21	1.76%	3 month USD-LIBOR-BBA	(19,235)
	2,542,000		(34)	1/4/26	3 month USD-LIBOR-BBA	2.223%	9,242

	Total		$1,128,234	$181,975
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$1,552,447	$—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	$721
1,666,366	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,672
315,757	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(34)
636,045	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,386
2,627,621	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(283)
64,459	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	238
1,369,886	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,840
609,073	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(36)
496,498	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,029
1,342,002	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	623
2,356,995	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(4,413)
1,094,053	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,044
1,218,925	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,977)
81,198	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	172
10,752,914	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,149
3,558,679	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(204)
49,646,368	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,866)
34,660,748	(16,246)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(121,138)
Citibank, N.A.
1,143,741	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(66)
124,367	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(7)
Credit Suisse International
313,268	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(18)
1,779,988	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(4,347)
3,555,228	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,370
1,424,443	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,576
160,432	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	340
1,096,846	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,959
719,114	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,940
701,864	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,025
Goldman Sachs International
1,645,413	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,082
1,269,314	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,691
4,292,228	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	16,099
1,594,316	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,893
4,799,263	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(277)
4,135,024	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,630
4,135,024	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,630
2,355,182	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,330)
884,788	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,130)
929,306	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,509
275,225	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,032
1,888,318	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	7,083
1,254,508	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,437)
3,226,368	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,412)
1,505,422	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,325)
119,649	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(423)
318,984	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,128)
627,495	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,319
1,803,220	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,665
2,723,933	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,367
3,040,989	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,876
2,914,310	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	10,931
3,376,064	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,413
2,514,183	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,212
2,391,486	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,841)
JPMorgan Chase Bank N.A.
217,750	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	451
342,812	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	711
2,391,173	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,840)

Total	$(16,246)	$(50,854)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through December 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $501,163,181.
(b)	The aggregate identified cost on a tax basis is $744,993,172, resulting in gross unrealized appreciation and depreciation of $15,241,487 and $15,117,466, respectively, or net unrealized appreciation of $124,021.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$43,052,962	$44,318,236	$41,443,715	$20,951	$45,927,483
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
At the close of the reporting period, the fund maintained liquid assets totaling $349,309,715 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $184,641 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,218,167 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,187,505 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$112,132,073	$9,230,456
Purchased options outstanding	—	450,688	—
Purchased swap options outstanding	—	1,754,094	—
U.S. government and agency mortgage obligations	—	426,222,955	1,729,629
U.S. treasury obligations	—	146,415,323	—
Short-term investments	45,927,483	1,254,492	—

Totals by level	$45,927,483	$688,229,625	$10,960,085

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$—	$—
Futures contracts	(233,834)	—	—
Written options outstanding	—	(328,716)	—
Written swap options outstanding	—	(2,964,266)	—
Forward premium swap option contracts	—	6,925	—
TBA sale commitments	—	(160,120,078)	—
Interest rate swap contracts	—	(946,259)	—
Total return swap contracts	—	(34,608)	—

Totals by level	$(233,834)	$(164,387,002)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of September 30, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of December 31, 2015

Mortgage-backed securities	$7,523,530	$(341,190)	$—	$343,720	$1,704,396	$—	$—	$—	$9,230,456
U.S. government and agency mortgage obligations	$—	—	—	(33,969)	1,763,598	—	—	—	$1,729,629

Totals	$7,523,530	$(341,190)	$—	$309,751	$3,467,994	$—	$—	$—	$10,960,085

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $309,751 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	6,909,424	9,205,400

Total	$6,909,424	$9,205,400

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$69,000,000
Purchased swap option contracts (contract amount)		$879,500,000
Written TBA commitment option contracts (contract amount)		$151,500,000
Written swap option contracts (contract amount)		$992,200,000
Futures contracts (number of contracts)		1,000
Centrally cleared interest rate swap contracts (notional)		$1,482,500,000
OTC total return swap contracts (notional)		$185,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	1,838,620	—	—	—	—	—	1,838,620
	OTC Total return swap contracts*#	—	15,874	—	—	18,210	96,432	1,162	—	131,678
	Futures contracts§	—	—	—	—	—	—	—	149,172	149,172
	Forward premium swap option contracts#	—	—	—	—	—	—	669,607	—	669,607
	Purchased swap options#	274,189	401,228	—	334,753	695,879	48,045	—	—	1,754,094
	Purchased options#	—	—	—	—	—	—	450,688	—	450,688

	Total Assets	$274,189	$417,102	$1,838,620	$334,753	$714,089	$144,477	$1,121,457	$149,172	$4,993,859

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	2,188,697	—	—	—	—	—	2,188,697
	OTC Total return swap contracts*#	—	115,705	—	73	4,365	40,303	5,840	—	166,286
	Futures contracts§	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	—	—	—	—	—	—	662,682	—	662,682
	Written swap options#	476,934	488,996	—	497,002	829,583	1,440	670,311	—	2,964,266
	Written options#	—	—	—	—	—	—	328,716	—	328,716

	Total Liabilities	$476,934	$604,701	$2,188,697	$497,075	$833,948	$41,743	$1,667,549	$—	$6,310,647

	Total Financial and Derivative Net Assets	$(202,745)	$(187,599)	$(350,077)	$(162,322)	$(119,859)	$102,734	$(546,092)	$149,172	$(1,316,788)
	Total collateral received (pledged)##†	$(172,230)	$(141,368)	$—	$(113,948)	$(70,684)	$102,734	$(546,092)	$—
	Net amount	$(30,515)	$(46,231)	$(350,077)	$(48,374)	$(49,175)	$—	$—	$149,172

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 26, 2016